Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Finance Subsidiaries-Receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2010 and 2011 (see note 1(c))

	Yen (millions)
	2010	2011
Retail	¥3,246,493	¥3,368,014
Direct financing lease	449,459	362,136
Wholesale flooring	301,418	267,526
Commercial loans	30,308	34,116

Total finance receivables	4,027,678	4,031,792
Retained interests in securitizations	27,555	—

	4,055,233	4,031,792
Less:
Allowance for credit losses	37,320	28,437
Allowance for losses on lease residual values	9,253	7,225
Unearned interest income and fees	27,672	19,916

	3,980,988	3,976,214
Less:
Finance receivables included in trade receivables, net	361,882	332,195
Finance receivables included in other assets, net	157,613	164,038

Finance subsidiaries-receivables, net	3,461,493	3,479,981
Less current portion	1,100,158	1,131,068

Noncurrent finance subsidiaries-receivables, net	¥2,361,335	¥2,348,913

Allowance for Credit Losses on Finance Receivables

The following table presents the balances of the allowance for credit losses on finance receivables at March 31, 2011.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses on finance receivables	¥25,578	¥1,455	¥1,404	¥28,437

Age Analysis of Past Due Finance Receivables

The following table presents an age analysis of past due finance receivables at March 31, 2011.

	Yen (millions)
	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current *	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014
Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicator

The following table presents the balances of consumer finance receivables by the credit quality indicator at March 31, 2011.

	Yen (millions)
	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014
Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following table presents the balance of wholesale receivables by credit quality indicators at March 31, 2011.

	Yen (millions)
	Group A	Group B	Total
Wholesale
Wholesale flooring	¥144,118	¥123,408	¥267,526
Commercial loans	14,024	20,092	34,116

Total	¥158,142	¥143,500	¥301,642

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥1,500,823

2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033

2,530,969

Total	¥4,031,792